S000004314 [Member] Investment Objectives and Goals - iShares S&P Small-Cap 600 Growth ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® S&P SMALL-CAP 600 GROWTH ETF Ticker: IJTStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics.